Summary of material accounting policies, estimates and judgments	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of material accounting policies, estimates and judgments

Note 2 Summary of material accounting policies, estimates and judgments
The Condensed Financial Statements have been prepared using the same accounting policies and methods used in the preparation of our audited 2024 Annual Consolidated Financial Statements. Our material accounting policies and future changes in accounting policies and disclosures that are not yet effective for us are described in Note 2 of our audited 2024 Annual Consolidated Financial Statements.